Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on March 9, 2026.
Narrative - Max Aggregate Offering Price	$ 1,400,000.00
Final Prospectus	true